NOTE 8 - LOANS PAYABLE - Future Minimum Payments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Remainder of Fiscal Year	$ 9,964
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	13,286	$ 13,638
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	12,668	12,502
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four
Loans Payable	32,260	35,918
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	3,658	3,860
Loans Payable, Current	13,015	13,400	$ 13,496
Loans Payable, Noncurrent	19,245	22,518	$ 33,360
Long-Term Debt and Capital Lease Obligations, Repayments of Principal in Next 12 Months		13,638
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Years Four and Five
Future Payments Total [Member]
Short-Term Debt [Line Items]
Loans Payable	$ 35,918	$ 39,778